Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income and comprehensive income	$ 49,208	$ 37,133
Net income and comprehensive income	49,208	37,133
Adjustments to reconcile net income to cash from operating activities:
Depreciation	89,008	101,582
Amortization of intangible assets	578	711
Amortization of deferred financing costs	1,091	969
Loss (gain) on disposal of property, plant and equipment	757	(31)
Net realized and unrealized gain on derivative financial instruments	(4,266)	0
Stock-based compensation expense	1,944	9,443
Cash settlement of directors' deferred share unit plan	(103)	(5,084)
Equity earnings in affiliates and joint ventures	(5,942)	(2,780)
Dividends and advances received from affiliates and joint ventures	6,591	4,382
Other adjustments to cash from operating activities	(46)	255
Deferred income tax expense	11,264	2,845
Net changes in non-cash working capital	(2,812)	8,519
Total operating activities	147,272	157,944
Investing activities:
Cash reclassification to investments in affiliates and joint ventures from change in presentation of NL Partnership	0	(10,630)
Purchase of property, plant and equipment	(117,300)	(157,026)
Additions to intangible assets	(272)	(422)
Proceeds on disposal of property, plant and equipment	2,913	4,462
Investment in affiliates and joint ventures	(1,810)	0
Net repayments of loans to affiliates and joint ventures	2,896	2,938
Total investing activities	(113,573)	(160,678)
Financing activities:
Proceeds from long-term debt	145,457	227,750
Repayment of long-term debt	(82,297)	(186,881)
Financing costs	(965)	(2,689)
Repayment of finance lease obligations	(34,688)	(38,160)
Distribution paid to noncontrolling interest of affiliates	0	(280)
Dividend payments	(4,371)	(2,536)
Proceeds from exercise of stock options	537	1,953
Share purchase program	(9,108)	0
Purchase of treasury shares	(9,893)	(10,387)
Total financing activities	4,672	(11,230)
Increase (decrease) in cash	38,371	(13,964)
Cash, beginning of year	5,544	19,508
Cash, end of year	$ 43,915	$ 5,544